Other payables and accrued liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Jun. 07, 2018	Apr. 18, 2018	Dec. 31, 2017
Accrued professional fees		$ 141			$ 112
Advances from unrelated third parties	[1]	398			283
Accrued staff costs and staff benefits		10			31
Rental deposits from tenants		215			0
Rental receipt in advance		6			0
Interest receipt in advance		42			0
Other loan - secured	[2]	367			355
Other loans - unsecured	[3]	3,076			2,172
Others		3			0
Other payables and accrued liabilities		4,258			$ 2,953
Debt Instrument, Interest Rate, Stated Percentage			8.00%	2.50%
Unsecured Debt [Member]
Advances from unrelated third parties		$ 3,100
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Notes Payable, Other Payables [Member]
Advances from unrelated third parties		$ 256
Debt Instrument, Interest Rate, Stated Percentage		5.00%

[1]	The advances from unrelated third parties are unsecured, interest free and have no fixed terms of repayment.
[2]	The amount represents a loan of $256 advanced from an unrelated party to the Company, plus accrued interest. The loan is bearing 5% interest per annum and has no fixed term of repayment. The loan is secured by certain intangible assets of Boca.
[3]	The amount represents loans of $3.1 million advanced from unrelated parties to the Company. The loans are unsecured, bearing 5% interest per annum and has no fixed term of repayment.